VALUATION AND QUALIFYING ACCOUNTS AND RESERVES	12 Months Ended
Dec. 31, 2016
Valuation and Qualifying Accounts [Abstract]
VALUATION AND QUALIFYING ACCOUNTS AND RESERVES
SCHEDULE II
VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

Years ended December 31, 2016, 2015, and 2014 (U.S. $ in thousands):

COLUMN A	Column B	Column C - Additions		Column D	Column E

		Charged
	Balances at	to	Charged to		Balances
	beginning	costs and	other		at end
Description	of period	expenses	accounts	Deductions	of period
Reserve for bad debts and allowances
Year ended December 31, 2016	$1,357	$991	$-	$661	$1,687

Year ended December 31, 2015	$1,477	$514	$-	$634	$1,357

Year ended December 31, 2014	$1,987	$958	$-	$1,468	$1,477

Valuation allowances on deferred tax assets
Year ended December 31, 2016	$152,115	$49,261	$-	$-	$201,376

Year ended December 31, 2015	$-	$152,115	$-	$-	$152,115